ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments

September 30, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 14.0%

Agriculture – 1.2%
Village Farms International, Inc. (Canada)(a)(b)	3,395,154	$10,626,832

Pharmaceuticals – 12.8%
Curaleaf Holdings, Inc.(a)(b)	27,265,030	76,069,434
Fluent Corp.(b)	5,163,788	254,575
Hempfusion Wellness, Inc. (Canada)(b)(c)	2,388,103	0
SNDL, Inc. (Canada)(b)	2,168,160	5,810,668
TerrAscend Corp. (Canada)†(b)	37,211,304	30,513,269
Total Pharmaceuticals		112,647,946

Total Common Stocks (Cost $165,233,041)		123,274,778

MONEY MARKET FUNDS – 10.6%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.00%(d)	93,122,007	93,122,007
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.09%(d)(e)	366,649	366,649
Total Money Market Funds (Cost $93,488,656)		93,488,656

Total Investments – 24.6% (Cost $258,721,697)		216,763,434
Other Assets in Excess of Liabilities – 75.4%		663,794,768
Net Assets – 100.0%		$880,558,202

OBFR - Overnight Bank Funding Rate

†	Affiliated Company.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $309,955; the aggregate market value of the collateral held by the fund is $366,649.
(b)	Non-income producing security.
(c)	Fair valued using significant unobservable inputs.
(d)	Rate shown reflects the 7-day yield as of September 30, 2025.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3		Total
Common Stocks	$123,274,778	$–	$–	*	$123,274,778
Money Market Funds	93,488,656	–	–		93,488,656
Swaps†	–	73,859,177	–		73,859,177
Total	$216,763,434	$73,859,177	$–	*	$290,622,611

Liabilities	Level 1	Level 2	Level 3	Total
Swaps†	$–	$(2,845,309)	$–	$(2,845,309)

*	Less than $1
†	Derivative instruments, including swap contracts, are valued at the net unrealized gain (loss) on the instrument.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Agriculture	1.2%
Pharmaceuticals	12.8
Money Market Funds	10.6
Total Investments	24.6
Other Assets in Excess of Liabilities	75.4
Net Assets	100.0%

ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Total return swap contracts outstanding as of September 30, 2025:

Reference Entity	Annual Financing Rate Paid	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
Ascend Well	OBFR + 2.00%	Monthly	11/20/2026	$3,005,363	$2,987,744	$(17,619)
C21 Investments ORD	SOFR + 1.75%	Monthly	8/25/2026	291,266	371,219	79,953
C21 Investments ORD	OBFR + 2.00%	Monthly	8/25/2026	3,838,208	3,817,333	(20,875)
C21 Investments ORD	OBFR + 4.00%	Monthly	9/02/2026	541,697	1,624,083	1,082,386
Columbia Care ORD	OBFR + 4.00%	Monthly	9/02/2026	535,818	1,420,250	884,432
Columbia Care ORD	OBFR + 2.00%	Monthly	9/02/2026	3,948,262	3,926,114	(22,148)
Columbia Care ORD	SOFR + 1.75%	Monthly	9/02/2026	543,817	575,000	31,183
Cresco Labs ORD	OBFR + 4.00%	Monthly	9/02/2026	5,935,942	13,107,600	7,171,658
Cresco Labs ORD	OBFR + 2.00%	Monthly	11/20/2026	38,466,247	38,269,856	(196,391)
Cresco Labs ORD	SOFR + 1.75%	Monthly	9/02/2026	5,976,219	8,169,080	2,192,861
Cresco Labs ORD	OBFR + 4.00%	Monthly	9/02/2026	3,160,063	4,186,753	1,026,690
Curaleaf Holdings SUB VOT	OBFR + 2.00%	Monthly	11/20/2026	111,971,209	111,354,299	(616,910)
Curaleaf Holdings SUB VOT	OBFR + 4.00%	Monthly	11/20/2026	2,728,492	8,370,000	5,641,508
Curaleaf Holdings SUB VOT	SOFR + 1.75%	Monthly	11/20/2026	9,419,510	11,160,000	1,740,490
Glass House Brands	OBFR + 4.00%	Monthly	9/02/2026	6,208,942	10,138,500	3,929,558
Glass House Brands	OBFR + 2.00%	Monthly	11/20/2026	26,889,556	26,754,172	(135,384)
Glass House Brands	SOFR + 1.75%	Monthly	11/20/2026	5,148,800	5,632,500	483,700
Glass House Brands	OBFR + 4.00%	Monthly	9/02/2026	5,957,426	6,195,750	238,324
Green Thumb Industries SUB VOT	SOFR + 1.75%	Monthly	9/02/2026	21,163,963	23,970,000	2,806,037
Green Thumb Industries SUB VOT	OBFR + 4.00%	Monthly	1/18/2027	15,128,155	23,490,600	8,362,445
Green Thumb Industries SUB VOT	OBFR + 2.00%	Monthly	11/20/2026	135,738,421	135,045,694	(692,727)
Grown Rogue International	OBFR + 4.00%	Monthly	1/18/2027	1,588,263	1,543,949	(44,314)
Grown Rogue International	OBFR + 2.00%	Monthly	11/20/2026	199,128	198,099	(1,029)
Jushi Holdings CL B SUB VOT ORD	OBFR + 4.00%	Monthly	1/18/2027	1,980,677	5,516,160	3,535,483
Jushi Holdings CL B SUB VOT ORD	OBFR + 2.00%	Monthly	11/20/2026	14,093,251	14,023,956	(69,295)
Jushi Holdings CL B SUB VOT ORD	SOFR + 1.75%	Monthly	9/02/2026	2,374,834	2,873,000	498,166
Marimed ORD	OBFR + 2.00%	Monthly	11/20/2026	875,598	871,506	(4,092)
Planet 13 Holdings ORD	SOFR + 1.75%	Monthly	11/20/2026	239,479	246,000	6,521
Planet 13 Holdings ORD	OBFR + 4.00%	Monthly	9/02/2026	990,280	922,500	(67,780)
Planet 13 Holdings ORD	OBFR + 2.00%	Monthly	11/20/2026	3,934,398	3,912,815	(21,583)
Terrascend ORD	SOFR + 1.75%	Monthly	11/20/2026	1,526,679	1,640,000	113,321
Terrascend ORD	OBFR + 2.00%	Monthly	11/20/2026	10,649,348	10,580,524	(68,824)
Terrascend ORD	OBFR + 4.00%	Monthly	1/18/2027	1,781,406	4,050,062	2,268,656
Trulieve Cannabis ORD	OBFR + 2.00%	Monthly	11/20/2026	125,015,218	124,385,406	(629,812)
Trulieve Cannabis ORD	SOFR + 1.75%	Monthly	9/02/2026	20,176,111	24,180,300	4,004,189
Trulieve Cannabis ORD	OBFR + 4.00%	Monthly	9/02/2026	14,262,296	30,225,375	15,963,079
Trulieve Cannabis ORD	OBFR + 4.00%	Monthly	9/02/2026	15,428,105	17,611,319	2,183,214
Vapen Mj Ventures ORD	OBFR + 2.00%	Monthly	8/25/2026	1,314,335	1,309,427	(4,908)
Verano Holdings ORD	OBFR + 4.00%	Monthly	12/20/2025	4,717,105	12,179,200	7,462,095
Verano Holdings ORD	OBFR + 2.00%	Monthly	11/20/2026	37,804,086	37,592,295	(211,791)
Verano Holdings ORD	OBFR + 4.00%	Monthly	11/20/2026	904,967	1,280,000	375,033
Verano Holdings ORD	SOFR + 1.75%	Monthly	11/20/2026	6,525,805	8,304,000	1,778,195
Vireo Health International ORD	OBFR + 2.00%	Monthly	11/20/2026	4,275,850	4,256,023	(19,827)
Net Unrealized Appreciation						$71,013,868

CF Secured, Clear Street, National Bank of Canada, and Nomura act as the counterparties to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate. As of September 30, 2025, cash in the amount of $654,058,559 has been segregated as collateral from the broker for swap contracts.

ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Affiliated holdings are investments or an affiliate of the Trust. Transactions with affiliated companies during the period ended September 30, 2025 were as follows:

Affiliated Holding Name	Value at 6/30/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 9/30/2025	Value at 9/30/2025	Dividend Income
TerrAscend Corp.	$7,338,396	$8,241,077	$–	$–	$14,933,796	37,211,304	$30,513,269	$–